Stock-based and Other Incentive Compensation - Stock Appreciation Rights Activity (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Nov. 20, 2023	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2023 $ / shares
Weighted Average Exercise Price
Forward stock split conversion ratio	2
Cash-settled awards
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares) | shares		3,452,120	5,957,534
Granted (in shares) | shares			595,022
Exercised (in shares) | shares		(863,648)	(2,930,345)
Cancelled (in shares) | shares		(470,992)	(77,326)
Forfeited (in shares) | shares		(19,815)	(92,765)
Outstanding, ending balance (in shares) | shares		118,904	3,452,120	5,957,534
Weighted Average Exercise Price
Shares outstanding, Weighted average grant price, beginning balance (in dollars per share)			$ 18.77	$ 12.29
Granted (in dollars per share)			28.34
Exercised (in dollars per share)		$ 7.46	7.08
Cancelled (in dollars per share)		30.06	30.86
Forfeited (in dollars per share)		29.10	23.51
Shares outstanding, Weighted average grant price, ending balance (in dollars per share)		$ 15.47	$ 18.77
Shares outstanding, Weighted average remaining contractual life		1 year 3 months 14 days	1 year 8 months 19 days	1 year 3 months 10 days
Shares outstanding, Aggregate intrinsic value | $		$ 3	$ 37	$ 86
Exercisable (in shares) | shares		104,618	1,952,958
Exercisable (in dollars per share)		$ 13.63	$ 14.68
Exercisable, Weighted average remaining contractual life		1 year	6 months 7 days
Exercisable, Aggregate intrinsic value | $		$ 3	$ 29
Base price reduction					0.50
Increase in number of units					1
Base price reduction (in dollars per share)					$ 3